PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL, ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Updated amount	R$ 4,732,009	R$ 4,542,786